Goodwill - Schedule of Changes In Goodwill (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Goodwill [Line Items]
Beginning balance	$ 1,249,956
Current period adjustments	0
Acquisition
Ending balance	$ 1,249,956	1,249,956
Skycross, Inc.
Goodwill [Line Items]
Acquisition		$ 1,249,956